Investing In CERFs (Effect Of Futures Contracts, By Risk Exposure Category, On The Statements Of Operations) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	$ 165,822,260	$ (102,884,326)	$ (9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	(192,414,720)	231,742,984	218,816,737
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	165,822,260	(102,884,326)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	$ (192,414,720)	$ 231,742,984	$ 218,816,737